Taxation (Details) - Schedule of Reconciliation of the Beginning and Ending Amount of Total Unrecognized Tax Benefits - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of the Beginning and Ending Amount of Total Unrecognized Tax Benefits [Abstract]
Beginning balance	¥ (30,772)	¥ (28,575)	¥ (23,840)
Additions	2,118	(2,197)	(4,735)
Ending balance	¥ (28,654)	¥ (30,772)	¥ (28,575)